NOTE 9 – LOAN PAYABLE (Details Narrative) - Vehicle [Member]		9 Months Ended
	Nov. 12, 2019	Sep. 30, 2021
Short-term Debt [Line Items]
Debt Instrument, Term	5 years	5 years
Debt Instrument, Interest Rate, Effective Percentage	6.90%	6.90%